Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Income Taxes [Abstract]
INCOME TAXES
NOTE 8 – U.S. INCOME TAXES

Deferred U.S. tax assets are comprised of the following:

	June 30,	December 31,
	2014	2013
	(Unaudited)

U.S. federal net operating loss carry forwards	$5,012,000	$4,936,000

U.S. state and city net operating loss carry forwards, net of U.S. federal tax benefit	1,432,000	1,410,000
	6,444,000	6,346,000
Less: Valuation allowance	(6,444,000)	(6,346,000)
Total	$-	$-

Management has determined, based on the Company's current condition, that a full valuation allowance is appropriate at June 30, 2014.

At June 30, 2014, the Company had U.S. federal net operating loss carry forwards of approximately $14,321,000, expiring in various amounts from fiscal year 2017 to fiscal year 2034.

Current U.S. income tax law limits the amount of loss available to offset against future taxable income when a substantial change in ownership occurs.

NOTE 8 - INCOME TAXES

Deferred tax assets are comprised of the following:

	December 31, 2013	December 31, 2012
Federal net operating loss carry forwards	$4,936,000	$4,739,000
State and city net operating loss carry forwards, net of federal tax benefit	1,410,000	1,354,000
	6,346,000	6,093,000
Less: Valuation allowance	(6,346,000)	(6,093,000)
Total	$-	$-

Management has determined, based on the Company's current condition that a full valuation allowance is appropriate at December 31, 2013.

At December 31, 2013, the Company had federal net operating loss carry forwards of approximately $14,104,000, expiring in various amounts from fiscal year 2017 to fiscal year 2033.

Current United States income tax law limits the amount of loss available to offset against future taxable income when a substantial change in ownership occurs.